Organization and Operations (Details Textual)	1 Months Ended
Feb. 28, 2014
Nature Of Operations [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 23, 2014
Entity Incorporation, State Country Name	Delaware
Entity Registrant Name	Property Management Corp of America